Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Schedule of remuneration of key management personnel

	Year Ended December 31,
(in thousands of €)	2019	2018	2017
Short term employee benefits	€4,437	€4,236	€3,126
Post employment benefits	144	153	115
Termination benefits	470	—	—
Share‑based payment (1)	21,847	13,363	12,041
Employer social security contributions stock options (2)	9,160	2,792	3,073
	€36,058	€20,544	€18,355
(1)

Amount shown represents the expenses with respect to the option awards granted in the year, measured using the Black Scholes formula. The share-based payment expense recognized in the consolidated statement of comprehensive income totaled €14.4 million for the year ended December 31, 2019, compared to €10.7 million for the year ended December 31, 2018 and €2.3 million for the year ended December 31, 2017

(2)

The Company incurs employer social security costs with respect to the option awards granted to certain members of the executive management. The amount of employer social security costs depends on the actual economic value realized and therefore varies based on our stock price. At each reporting date, the Company makes a calculation of the exposure.

Schedule of number of stock options

	2019		2018		2017
	Number of	Weighted average	Number of	Weighted average	Number of	Weighted average
	stock options	exercise price	stock options	exercise price	stock options	exercise price
Outstanding at January 1	3,536,651	€33.42	2,862,216	€11.54	2,293,636	€7.72
Granted	1,365,172	128.52	1,040,475	85.37	774,361	20.74
Exercised	(419,317)	11.35	(319,671)	7.02	(203,412)	3.46
Forfeited	(124,437)	88.92	(46,369)	30.44	(2,369)	12.52
Outstanding at December 31,	4,358,069	63.75	3,536,651	33.42	2,862,216	11.54
Exercisable at December 31,	2,203,476	€22.59	1,859,315	€9.62	1,598,829	€6.80

Executive Directors
Disclosure of transactions between related parties [line items]
Schedule of remuneration of key management personnel

			Pension
2017	Base salary	Bonus	contributions	Social security costs	ESOP (1)	Other (2)	Total
Tim Van Hauwermeiren	303,941	301,635	14,315	9,459	2,968,195	9,601	3,607,146
Eric Castaldi	271,344	173,284	62,335	254,732	4,089,209	14,979	4,865,883
Total	575,285	474,919	76,650	264,191	7,057,404	24,580	8,473,029

			Pension
2018	Base salary	Bonus	contributions	Social security costs	ESOP (1)	Other (2)	Total
Tim Van Hauwermeiren	500,000	284,600	15,102	10,011	3,559,200	33,855	4,402,768
Total	500,000	284,600	15,102	10,011	3,559,200	33,855	4,402,768

			Pension
2019	Base salary	Bonus	contributions	Social security costs	ESOP (1)	Other (2)	Total
Tim Van Hauwermeiren	525,000	326,288	21,532	10,587	5,257,360	11,558	6,152,325
Total	525,000	326,288	21,532	10,587	5,257,360	11,558	6,152,325
(1)

Amount shown represents the expenses with respect to the option awards granted in the year, measured using the Black Scholes formula, and the employer social security costs with respect to the option awards granted to certain members of the executive management. The amount of employer social security costs depends on the actual economic value realized and therefore varies based on our stock price. At each reporting date, the Company makes a calculation of the exposure.

(2)	Consists of rent paid by the Company, costs attributable to the lease of a company car and employer-paid medical insurance premiums.

Schedule of weighted average contractual term

Name	Number of options	Remaining term at December 31, 2019 (rounded up)
Tim Van Hauwermeiren	35,000	5.0	years
	30,600	6.0	years
	50,000	6.5	years
	30,600	7.0	years
	80,000	8.0	years
	80,000	9.0	years
	80,000	10.0	years

Schedule of number of stock options

The table below shows the number of stock options granted to the executive directors during the years ended December 31, 2019, 2018 and 2017 and their exercise price equal to the fair market value upon date of grant, and the stock options exercised during 2019, 2018 and 2017.

2017	ESOPs	Term		Exercise price	Exercised
Tim Van Hauwermeiren	80,000	10	years	21.17
				2.44	65,380
Eric Castaldi	43,200	10	years	21.17
Total	123,200				65,380

2018	ESOPs	Term		Exercise price	Exercised
Tim Van Hauwermeiren	80,000	10	years	86.32
				7.17	40,000
Total	80,000				40,000

2019	ESOPs	Term		Exercise price	Exercised
Tim Van Hauwermeiren	80,000	10	years	135.75
				7.17	30,000
Total	80,000				30,000

The table below shows the stock options held at the start of the year ended December 31, 2019, the stock options granted to executive directors which have vested during the year ended December 31, 2019 and the stock options to vest in the years until 2022.

	Total			Total
	options			options	Options
	held on	options	options	held on	vested		Options		Options		Options		Options
	January 1,	granted in	exercised in	December 31,	until	Exercise	vested in	Exercise	to vest	Exercise	to vest	Exercise	to vest	Exercise
Name	2019	2019	2019	2019	2018	price	2019	price	2020	price	2021	price	2022	price
Tim Van Hauwermeiren	336,200	80,000	(30,000)	386,200	35,000	7.17
					30,600	9.47		9.47
					43,056	11.47	6,944	11.47		11.47
					20,400	14.13	10,200	14.13		14.13
					26,667	21.17	26,666	21.17	26,667	21.17		21.17
							26,667	86.32	26,666	86.32	26,667	86.32
									26,667	135.75	26,666	135.75	26,667	135.75

Non-executive Directors
Disclosure of transactions between related parties [line items]
Schedule of remuneration of key management personnel

	2019	2018	2017
Peter Verhaeghe	€77,500	€77,500	€77,500
David L Lacey	50,000	50,000	50,000
Werner Lanthaler	55,000	55,000	55,000
Pamela Klein	42,500	42,500	42,500
Don Debethizy	52,500	52,500	52,500
A.A. Rosenberg	50,000	42,500	42,500
James M. Daly	50,000	35,000	—
Total	€377,500	€355,000	€320,000

Schedule of weighted average contractual term

Remaining term on
	Number of	December 31, 2019
Name	stock options	(rounded up)
Peter K.M. Verhaeghe	3,650	0.5 years
	2,340	1.0 years
	5,560	3.5 years
	3,181	4.0 years
	9,854	5.0 years
	10,000	6.5 years
	10,000	9.0 years
	10,000	10.0 years
David L. Lacey	3,180	3.5 years
	1,818	4.0 years
	14,445	5.0 years
	10,000	6.5 years
	15,000	8.0 years
	10,000	9.0 years
	10,000	10.0 years
Werner Lanthaler	10,000	9.0 years
	10,000	10.0 years
J. Donald deBethizy	15,000	5.5 years
	10,000	6.5 years
	10,000	9.0 years
	10,000	10.0 years
Pamela Klein	15,000	5.5 years
	10,000	6.5 years
	10,000	9.0 years
	10,000	10.0 years
A.A. Rosenberg	15,000	7.0 years
	10,000	9.0 years
	10,000	10.0 years
James M. Daly	15,000	8.5 years
	10,000	9.0 years
	10,000	10.0 years

Schedule of number of stock options

The table below shows the number of stock options granted to the non-executive directors during the years ended December 31, 2019, 2018 and 2017 and their exercise price, based on the 30 day average stock price prior to their date of grant, and the stock options exercised during the years ended December 31, 2019, 2018 and 2017.

2017	ESOPs	Term		Exercise price	Exercised
David L Lacey	15,000	10	years	21.37
Total	15,000				—

2018	ESOPs	Term		Exercise price	Exercised
James M. Daly	15,000	10	years	80.82
Peter Verhaeghe	10,000	10	years	86.32
David L Lacey	10,000	10	years	86.32
Werner Lanthaler	10,000	10	years	86.32
				2.44	3,566
				7.17	5,000
				2.44	10,850
				11.38	5,556
Don Debethizy	10,000	10	years	86.32
Pamela Klein	10,000	10	years	86.32
A.A. Rosenberg	10,000	10	years	86.32
James M. Daly	10,000	10	years	86.32
Total	85,000				24,972

2019	ESOPs	Term		Exercise price	Exercised
Peter Verhaeghe	10,000	10	years	135.75
David L Lacey	10,000	10	years	135.75
Werner Lanthaler	10,000	10	years	135.75
				11.38	4,444
Pamela Klein	10,000	10	years	135.75
Don Debethizy	10,000	10	years	135.75
A.A. Rosenberg	10,000	10	years	135.75
James M. Daly	10,000	10	years	135.75
Total	70,000				4,444

The table below shows the stock options held at the start of the year ended December 31, 2019 and the stock options granted to the non‑executive directors which have vested during the year ended December 31, 2019, as well as the stock options to vest in the years ending December 31, 2020, December 31, 2021 and December 31, 2022 (in number of stock options), and the respective exercise price of such stock options:

	Total			Total					Options		Options		Options
	options	Options	Options	options	Options		Options		to		to		to
	held on	granted	exercised	held on	vested		vested		vest		vest		vest
	January 1,	in	in	December 31,	until	Exercise	in	Exercise	in	Exercise	in	Exercise	in	Exercise
Name	2019	2019	2019	2019	2018	price	2019	price	2020	price	2021	price	2022	price
Peter Verhaeghe	44,585	10,000		54,585	11,626	€2.44
					7,959	€3.95
					5,000	€7.17
					8,333	€11.38	1,667	€11.38
							3,333	€86.32	3,334	€86.32	3,333	€86.32
									3,333	€135.75	3,334	€135.75	3,333	€135.75

David L. Lacey	54,443	10,000		64,443	6,643	€2.44
					12,800	€7.17
					8,333	€11.38	1,667	€11.38
					5,000	€21.17	5,000	€21.17	5,000	€21.17
							3,333	€86.32	3,334	€86.32	3,333	€86.32
									3,333	€135.75	3,334	€135.75	3,333	€135.75

Werner Lanthaler	14,444	10,000	(4,444)	20,000	—	€2.44
					—	€7.17
					—	€11.38	—	€11.38
							3,333	€86.32	3,334	€86.32	3,333	€86.32
									3,333	€135.75	3,334	€135.75	3,333	€135.75

J. Donald deBethizy	35,000	10,000		45,000	15,000	€11.44
					8,333	€11.38	1,667	€11.38
							3,333	€86.32	3,334	€86.32	3,333	€86.32
									3,333	€135.75	3,334	€135.75	3,333	€135.75

Pamela Klein	35,000	10,000		45,000	15,000	€11.44
					8,333	€11.38	1,667	€11.38
							3,333	€86.32	3,334	€86.32	3,333	€86.32
									3,333	€135.75	3,334	€135.75	3,333	€135.75

A.A. Rosenberg	25,000	10,000		35,000	10,000	€14.13	5,000	€14.13
							3,333	€86.32	3,334	€86.32	3,333	€86.32
									3,333	€135.75	3,334	€135.75	3,333	€135.75

James M. Daly	25,000	10,000		35,000			7,500	€80.82	5,000	€80.82	2,500	€80.82
							3,333	€86.32	3,334	€86.32	3,333	€86.32
									3,333	€135.75	3,334	€135.75	3,333	€135.75